International Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 2001

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in BBH International Equity Portfolio
        (the "Portfolio"), at value ..........................     $140,007,052
      Receivables for:
      Capital stock sold .....................................        1,873,074
      Deferred organization expense ..........................            4,799
                                                                   ------------
            Total Assets .....................................      141,884,925
                                                                   ------------

LIABILITIES:
      Payables for:
         Shareholder servicing/eligible institution fees .....           48,417
         Administrative fee ..................................           24,209
         Professional fees ...................................            7,835
         Board of Directors' fees ............................            6,199
         Accounting fees .....................................            6,660
         Accrued expenses and other liabilities ..............           24,628
                                                                   ------------
            Total Liabilities ................................          117,948
                                                                   ------------

NET ASSETS ...................................................     $141,766,977
                                                                   ============
      Net Assets Consist of:
         Paid-in capital .....................................     $147,602,987
         Distributions in excess of net investment income ....       (1,160,380)
         Accumulated net realized gain .......................        1,115,434
         Net unrealized depreciation .........................       (5,791,064)
                                                                   ------------
Net Assets ...................................................     $141,766,977
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
         ($141,766,977 / 11,950,431 shares) ..................           $11.86
                                                                         ======


   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
      Net Investment Income Allocated from Portfolio:
         Dividends and other income (net of foreign
            withholding tax of $83,910) .......................    $    617,623
         Expenses .............................................        (460,044)
                                                                   ------------
            Net Investment Income Allocated from Portfolio ....         157,579
                                                                   ------------
      Fund Expenses:
         Administrative fee ...................................          70,565
         Shareholder servicing/eligible institution fee .......         141,130
         Accounting fee .......................................           3,996
         Board of Directors' fees .............................           7,687
         Other fees and expenses ..............................          25,680
                                                                   ------------
            Total Expenses ....................................         249,058
                                                                   ------------
            Net Investment Loss ...............................         (91,479)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
      Net realized loss on investments and
         foreign exchange transactions ........................      (1,573,474)
      Net change in unrealized appreciation on investments
         and foreign currency translations ....................      (9,004,871)
                                                                   ------------
            Net Realized and Unrealized Loss Allocated
               from Portfolio .................................     (10,578,345)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations ....    $(10,669,824)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the
                                                                            six months ended     For the
                                                                              April 30, 2001    year ended
                                                                                (unaudited)   October 31, 2000
                                                                              --------------  ----------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment loss ..............................................   $     (91,479)    $   (247,490)
         Net realized gain (loss) on investments and foreign
           exchange transactions ..........................................      (1,573,474)       1,871,710
         Net change in unrealized appreciation on investments and
           foreign currency translations ..................................      (9,004,871)      (3,532,427)
                                                                              -------------     ------------
           Net decrease in net assets resulting from operations ...........     (10,669,824)      (1,908,207)
                                                                              -------------     ------------
      Dividends and distributions declared to Class N shareholders:
         From net investment income .......................................              --         (142,156)
         In excess of net investment income ...............................        (649,771)      (1,377,186)
         From net realized gains ..........................................        (693,089)      (1,534,297)
                                                                              -------------     ------------
           Total dividends and distributions declared .....................      (1,342,860)      (3,053,639)
                                                                              -------------     ------------

      Capital Stock Transactions:
         Net proceeds from sales of Class N capital stock .................      73,655,320       82,466,361
         Net asset value of Class N capital stock issued to shareholders in
           reinvestment of dividends and distributions ....................          49,221          960,162
         Net cost of Class N capital stock redeemed .......................     (35,664,168)     (22,686,501)
                                                                              -------------     ------------
            Net increase in net assets resulting from capital
               transactions ...............................................      38,040,373       60,740,022
                                                                              -------------     ------------
               Total increase in net assets ...............................      26,027,689       55,778,176

NET ASSETS:
      Beginning of period .................................................     115,739,288       59,961,112
                                                                              -------------     ------------
      End of period .......................................................   $ 141,766,977     $115,739,288
                                                                              =============     ============


   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
             Selected per share data and ratios for a Class N share
                       outstanding throughout each period


                                                                                               For the period from
                                           For the six                                             June 6, 1997
                                           months ended     For the years ended October 31,     (commencement of
                                          April 30, 2001    -------------------------------      operations) to
                                            (unaudited)       2000          1999       1998     October 31, 1997
                                            -----------       -----         -----      -----    -----------------
Net asset value, beginning of period ....     $13.29          $13.04        $10.09     $ 9.42        $10.00
Income from investment operations:
  Net investment loss ...................      (0.01)(5)       (0.03)(5)     (0.02)      0.00(1)       0.00(1)
  Net realized and unrealized gain (loss)      (1.26)           0.93          3.00       0.75         (0.58)

Less dividends and distributions:
  In excess of net investment income ....      (0.08)          (0.32)        (0.03)     (0.03)           --
  From net realized gains ...............      (0.08)          (0.33)           --      (0.05)           --
                                              ------          ------        ------     ------        ------
Net asset value, end of period ..........     $11.86          $13.29        $13.04     $10.09        $ 9.42
                                              ======          ======        ======     ======        ======
Total Return ............................      (9.67)%          6.71%        29.57%      8.06%        (5.80)%

Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) .....................   $141,767        $115,739       $59,961    $27,475        $7,040
  Ratio of expenses to average
    net assets(3)........................       1.26%(2)        1.37%         1.50%      1.50%         1.36%(2)
  Ratio of net investment loss to average
    net assets ..........................      (0.16)%(2)      (0.24)%       (0.25)%    (0.15)%       (0.06)%(2)
  Portfolio turnover rate(4).............          8%             37%           86%        89%           na

----------
(1) Less than $0.01.

(2) Annualized.

(3) Includes the Fund's share of expenses paid by the portfolio and expense offset arrangement.

(4) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

(5) Calculated using average shares outstanding for the period.


   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street International Equity Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2001 there were no Class I shares outstanding.

      The Fund invests all of its investable assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 69% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gains and losses each day. In addition, the Fund accrues its own expenses.

            C.Federal  Income Taxes.  It is the  Corporation's  policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. These distributions do not constitute a return of capital. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                                   (unaudited)

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Fund incurred $70,565 for administrative services.

    Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2001, the Fund incurred $141,130 for such services.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the custodian receives a fee calculated daily and paid monthly. For the six months ended April 30, 2001, the Fund incurred $3,996 for such services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2001 the Fund incurred $7,687 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2001. Transactions in Class N shares of capital stock were as follows:

                                                         For the six     For the year
                                                         months ended       ended
                                                        April 30, 2001  October 31, 2000
                                                         ------------   ---------------
Capital stock sold ....................................    6,160,714       5,622,140
Capital Stock issued in connection with reinvestment of
  dividends and distributions .........................        3,873          69,076
Capital stock redeemed ................................   (2,922,494)     (1,580,788)
                                                          ----------      ----------
Net increase ..........................................    3,242,093       4,110,428
                                                          ==========      ==========

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            AUSTRALIA (0.9%)
            BANKING
   74,500   National Australia Bank, Ltd .......................    $  1,144,210
                                                                    ------------
            TELECOMMUNICATIONS
  351,700   Cable and Wireless Optus* ..........................         637,065
                                                                    ------------
            TOTAL AUSTRALIA ....................................       1,781,275
                                                                    ------------
            FINLAND (2.1%)
            MULTI-INDUSTRY
  133,000   Nokia AB ...........................................       4,402,551
                                                                    ------------
            FRANCE (14.1%)
            BANKING
   45,600   Banque National de Paris CI ........................       4,054,866
                                                                    ------------
            CAPITAL EQUIPMENT
   55,845   Alcatel ............................................       1,818,839
                                                                    ------------
            ELECTRONIC SEMI-CONDUCTOR
   74,240   STMicroelectronics .................................       3,003,008
                                                                    ------------
            ENERGY
   47,705   Total Fina SA ......................................       7,112,415
                                                                    ------------
            PHARMACEUTICALS
   63,740   Aventis SA .........................................       4,938,217
                                                                    ------------
            SERVICES
   89,780   Accor SA ...........................................       3,816,445
   27,805   Suez Lyonnaise Des Eaux* ...........................       4,110,946
                                                                    ------------
                                                                       7,927,391
                                                                    ------------
            TOTAL FRANCE .......................................      28,854,736
                                                                    ------------
            GERMANY (5.0%)
            BANKING
   59,000   Hypo Vereinsbank ...................................       3,267,236
   21,310   Deutsche Pfandbrief-und
              Hypothekenbank AG ................................       1,423,095
  121,600   Direkt Anlage Bank AG* .............................       2,278,063
                                                                    ------------
                                                                       6,968,394
                                                                    ------------
            INSURANCE
   11,292   Allianz AG Registered ..............................       3,251,842
                                                                    ------------
            TOTAL GERMANY ......................................      10,220,236
                                                                    ------------
            HONG KONG (2.3%)
            AUTOMOTIVE
3,500,000   Brilliance China Automotive
            Holdings, Ltd. .....................................         942,429
                                                                    ------------
            MULTI-INDUSTRY
  153,400   Hutchinson Whampoa, Ltd. ...........................       1,647,295
  479,200   Li & Fung, Ltd. ....................................         906,296
                                                                    ------------
                                                                       2,553,591
                                                                    ------------
            TELECOMMUNICATIONS
  254,000   China Telecom* .....................................       1,250,622
                                                                    ------------
            TOTAL HONG KONG ....................................       4,746,642
                                                                    ------------
            INDIA (0.3%)
            COMPUTER SOFTWARE
    9,200   Infosys Technologies Limited .......................         676,200
                                                                    ------------
            FINANCE
      550   Industrial Credit & Investment
              Corp. of India, Ltd. .............................             976
                                                                    ------------
            MATERIALS
       22   Reliance Industries, Ltd. ..........................             161
                                                                    ------------
            TOTAL INDIA ........................................         677,337
                                                                    ------------
            IRELAND (3.5%)
            BANKING
  390,350   Allied Irish Banks, Plc. ...........................       4,295,560
                                                                    ------------
            PHARMACEUTICALS
   57,220   Elan Corp., Plc. ADR* ..............................       2,869,583
                                                                    ------------
            TOTAL IRELAND ......................................       7,165,143
                                                                    ------------
            ITALY (7.2%)
            FINANCE
  288,950   Banca Fideuram SpA .................................       3,500,251
  323,000   Mediolanum SpA .....................................       4,159,239
                                                                    ------------
                                                                       7,659,490
                                                                    ------------
            INSURANCE
   78,600   Assicurazioni Generali .............................       2,539,030
                                                                    ------------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            TELECOMMUNICATIONS
  258,100   Telecom Italia Mobile SpA ..........................    $  1,775,144
  249,700   Telecom Italia SpA .................................       2,776,601
                                                                    ------------
                                                                       4,551,745
                                                                    ------------
            TOTAL ITALY ........................................      14,750,265
                                                                    ------------
            JAPAN (24.3%)
            BANKING
  646,000   Asahi Bank, Ltd. ...................................       1,798,292
      333   Mizuho Holdings, Inc. ..............................       2,050,682
                                                                    ------------
                                                                       3,848,974
                                                                    ------------
            CAPITAL GOODS/DURABLES
   36,000   Fujitsu, Ltd. ......................................         495,246
   74,000   Matsushita Electric
              Industrial Co., Ltd. .............................       1,233,583
   66,000   Matsushita Electric Works ..........................         755,735
                                                                    ------------
                                                                       2,484,564
                                                                    ------------
            CHEMICALS
   17,000   Shin-Etsu Chemical Co. .............................         682,339
   57,000   Takeda Chemical Industries .........................       2,749,100
                                                                    ------------
                                                                       3,431,439
                                                                    ------------
            CONSUMER ELECTRONICS
   39,100   Sony Corp. .........................................       2,923,601
                                                                    ------------
            CONSUMER GOODS
  226,000   Kirin Brewery Co., Ltd. ............................       2,174,501
  388,000   Nissan Motor Co. ...................................       2,659,405
   96,000   Toyota Motor Co. ...................................       3,192,879
                                                                    ------------
                                                                       8,026,785
                                                                    ------------
            CONSUMER NON-DURABLES
   83,000   Kao Corp. ..........................................       2,109,003
   13,900   Nintendo Co., Ltd. .................................       2,238,398
                                                                    ------------
                                                                       4,347,401
                                                                    ------------
            ELECTRIC COMPONENTS
   17,000   Matsushita Communications
              Industrial Co., Ltd. .............................         935,464
                                                                    ------------
            FINANCE
   10,800   Acom Co., Ltd. .....................................         863,476
   74,000   Nomura Securities Co., Ltd. ........................       1,562,937
    6,200   Orix Corp. .........................................         541,355
                                                                    ------------
                                                                       2,967,768
                                                                    ------------
            MACHINERY/EQUIPMENT
  141,000   Mitsubishi Heavy Industries ........................         576,209
                                                                    ------------
            MATERIALS
  230,000   Mitsubishi Materials Corp. .........................         614,202
  172,000   Sumitomo Chemical Co. ..............................         918,632
  180,000   Sumitomo Metal & Mining Co. ........................         731,216
                                                                    ------------
                                                                       2,264,050
                                                                    ------------
            MEDIA
       78   Fuji Television Network ............................         565,551
                                                                    ------------
            MULTI-INDUSTRY
       20   Prospect Japan Fund* ...............................             149
  203,000   Sumitomo Corp. .....................................       1,498,167
                                                                    ------------
                                                                       1,498,316
                                                                    ------------
            OFFICE EQUIPMENT/SUPPLIES
   20,000   Canon Inc. .........................................         784,948
                                                                    ------------
            PHARMACEUTICALS
   35,000   Kissei Pharmaceutical Co., Ltd. ....................         703,824
   41,000   Santen Pharmaceutical Co., Ltd. ....................         695,084
   21,000   Yamanouchi Pharmaceutical
              Co., Ltd. ........................................         581,185
                                                                    ------------
                                                                       1,980,093
                                                                    ------------
            PRECISION INSTRUMENTS
   15,000   Hoya Corp. .........................................         983,209
                                                                    ------------
            REAL ESTATE
   13,600   Oriental Land Co., Ltd. ............................         921,157
                                                                    ------------
            RETAIL
   26,000   Ito-Yokado Co., Ltd. ...............................       1,449,646
                                                                    ------------
            SERVICES
   38,700   Credit Saison Co., Ltd. ............................         818,940
  646,000   Kawasaki Kisen Kaisha, Ltd. ........................       1,212,802
  195,000   Tokyu Corp. ........................................       1,120,372
                                                                    ------------
                                                                       3,152,114
                                                                    ------------
            TELECOMMUNICATIONS
      153   Nippon Telegraph & Telephone .......................         971,920
       97   NTT Docomo, Inc. ...................................       1,993,769
                                                                    ------------
                                                                       2,965,689
                                                                    ------------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            Portfolio of Investments

                                 April 30, 2001
                                   (unaudited)

 Shares                                                                Value
---------                                                           ------------
            TRANSPORTATION
  162,000   Nippon Express Co. .................................    $    812,786
                                                                    ------------
            UTILITIES
  130,000   Tokyo Electric Power ...............................       3,103,378
                                                                    ------------
            TOTAL JAPAN ........................................      50,023,142
                                                                    ------------
            NETHERLANDS (3.6%)
            CONSUMER GOODS
   87,017   Heineken NV ........................................       4,513,698
                                                                    ------------
            ELECTRIC COMPONENTS
  100,163   Philips Electronics ................................       2,943,136
                                                                    ------------
            TOTAL NETHERLANDS ..................................       7,456,834
                                                                    ------------
            SINGAPORE (0.7%)
            BANKING
   87,476   DBS Group Holdings, Ltd. ...........................         763,794
                                                                    ------------
            TELECOMMUNICATIONS
  703,000   Singapore Telecom ..................................         702,614
                                                                    ------------
            TOTAL SINGAPORE ....................................       1,466,408
                                                                    ------------
            SPAIN (5.8%)
            BANKING
  429,562   BSCH SA ............................................       4,269,606
                                                                    ------------
            FINANCE
  295,660   BBVA SA ............................................       4,203,383
                                                                    ------------
            TELECOMMUNICATIONS
  202,908   Telefonica SA ......................................       3,435,749
                                                                    ------------
            TOTAL SPAIN ........................................      11,908,738
                                                                    ------------
            SWEDEN (1.5%)
            CAPITAL EQUIPMENT
  359,200   Ericsson (LM)
              Telephone Co. Class 'B' ..........................       2,312,221
                                                                    ------------
            CONSUMER DURABLES
   44,413   Electrolux AB ......................................         734,224
                                                                    ------------
            TOTAL SWEDEN .......................................       3,046,445
                                                                    ------------
            SWITZERLAND (2.3%)
            CHEMICALS
    3,544   Syngenta AG* .......................................         179,580
                                                                    ------------
            PHARMACEUTICALS
    2,944   Novartis AG Registered .............................       4,575,445
                                                                    ------------
            TOTAL SWITZERLAND ..................................       4,755,025
                                                                    ------------
            UNITED KINGDOM (19.6%)
            BANKING
  426,000   Lloyds TSB Group, Plc. .............................       4,427,395
                                                                    ------------
            ENERGY
  592,800   BP Amoco, Plc. .....................................       5,317,148
  294,600   Shell Transport &
              Trading Co., Plc. ................................       2,459,103
                                                                    ------------
                                                                       7,776,251
            FOOD & BEVERAGES
  382,000   Diageo, Plc ........................................       4,016,555
                                                                    ------------
            MEDIA
  217,600   Pearson, Plc. ......................................       4,585,268
                                                                    ------------
            PHARMACEUTICALS
  213,700   GlaxoSmithKline* ...................................       5,646,437
                                                                    ------------
            SERVICES
  179,000   BAA, Plc. ..........................................       1,572,260
  300,000   British Airways ....................................       1,512,807
  258,014   Compass Group PLC* .................................       1,978,386
                                                                    ------------
                                                                       5,063,453
                                                                    ------------
            TELECOMMUNICATIONS
  260,850   British Telecom, Plc. ..............................       2,082,227
  461,000   Spirent Plc. .......................................       2,717,072
1,279,400   Vodafone Airtouch, Plc. ............................       3,884,696
                                                                    ------------
                                                                       8,683,995
                                                                    ------------
            TOTAL UNITED KINGDOM ...............................      40,199,354
                                                                    ------------
            TOTAL COMMON STOCKS ................................    $191,454,131
                                                                    ============

TOTAL INVESTMENTS (identified cost $201,850,104) (a) ...    93.2%   $191,454,131
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     6.8      13,943,501
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $205,397,632
                                                           =====    ============
----------
 *  non-income producing security

(a) The aggregate cost for federal income tax purposes is $201,850,104, the aggregate gross unrealized appreciation is $9,754,818 and the aggregate gross unrealized depreciation is $20,150,791, resulting in net unrealized depreciation of $10,395,973.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in securities, at value
         (identified cost $201,850,104) ...................         $191,454,131
      Cash ................................................            2,091,046
      Receivables for:
         Contributions ....................................           19,357,551
         Dividends and other ..............................              603,509
                                                                    ------------
            Total Assets ..................................          213,506,237
                                                                    ============

LIABILITIES:
    Payables for:
         Investments purchased ............................            7,649,537
         Foreign withholding taxes ........................              105,357
         Investment Advisor fee ...........................              192,409
         Accrued expenses and other fees ..................              129,718
         Professional fees ................................               15,273
         Administration fee ...............................               10,361
         Board of Directors' fees .........................                5,950
                                                                    ------------
            Total Liabilities .............................            8,108,605
                                                                    ------------
NET ASSETS ................................................         $205,397,632
                                                                    ============


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividends and other income (net of foreign
             withholding tax of $179,871) .....................    $    953,701
                                                                   ------------
          Total Income ........................................         953,701
                                                                   ------------
      Expenses:
        Investment Advisor fee ................................          94,677
        Expense reimbursement fee .............................         567,788
        Custody fee ...........................................          80,957
        Administrative fee ....................................          30,560
        Other fees and expenses ...............................          22,089
                                                                   ------------
          Total Expenses ......................................         796,071
          Fees paid indirectly ................................         (80,957)
                                                                   ------------
          Net Expenses ........................................         715,114
                                                                   ------------
          Net Investment Income ...............................         238,587
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
          exchange transactions ...............................      (2,641,761)
      Net change in unrealized appreciation on
          investments and foreign currency
          translations ........................................     (14,447,210)
                                                                   ------------
        Net Realized and Unrealized Loss ......................     (17,088,971)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations ....    $(16,850,384)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                        BBHINTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the
                                                                           six months ended     For the
                                                                           April 30, 2001      year ended
                                                                            (unaudited)      October 31, 2000
                                                                           -------------     -----------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment income .........................................   $     238,587        $     256,200
        Net realized gain (loss) on investments and foreign
          exchange transactions .......................................      (2,641,761)           1,647,086
        Net change in unrealized appreciation on
          investments and foreign currency translations ...............     (14,447,210)          (7,090,328)
                                                                          -------------        -------------
         Net decrease in net assets resulting from operations .........     (16,850,384)          (5,187,042)
                                                                          -------------        -------------
      Capital Transactions:
        Proceeds from contributions ...................................      80,778,145          137,448,947
        Fair value of withdrawals .....................................     (37,238,626)         (25,004,096)
                                                                          -------------        -------------
         Net increase in net assets resulting from capital transactions      43,539,519          112,444,851
                                                                          -------------        -------------
           Total increase in net assets ...............................      26,689,135          107,257,809

NET ASSETS:
      Beginning of period .............................................     178,708,497           71,450,688
                                                                          -------------        -------------
      End of period ...................................................   $ 205,397,632        $ 178,708,497
                                                                          =============        =============


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                   For the
                              six months ended                    For the years ended October 31,
                               April 30, 2001     ------------------------------------------------------------
                                 (unaudited)       2000        1999          1998          1997          1996
                               --------------     ------      -----         -----          -----        ------
Total Return ..............         (9.46)%          7.31%      30.44%         9.44%         2.90%        10.75%
Ratios/Supplemental Data:
Net assets, end of
   period (000's omitted) .     $ 205,398        $178,708     $71,451       $66,633       $46,038       $39,484
   Expenses as a percentage of
   average net assets .....          0.82%(1)        0.90%       0.87%         0.76%         0.90%         0.90%
Ratio of net investment
   income to average
   net assets .............          0.27%(1)        0.20%       0.29%         0.56%         0.63%         0.68%
Portfolio turnover rate ...             8%             37%         86%           89%           85%           56%

----------
(1)  Annualized.


   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                                   (unaudited)

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $94,677 for Investment Advisory Services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 2001, the Portfolio incurred $30,560 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "custodian") for which the custodian receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $80,957 for custody services. These fees were reduced by $80,957, as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, Brown Brothers Harriman Trust Company LLC incurred $491,067, including $472,872 in investment advisory fees and $10,112 in custody fees, in expenses on behalf of the Portfolio. The Portfolio's expense reimbursement fee terminated on January 31, 2001.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $49,149,011 and $13,290,612, respectively. There were no purchases or sales of U.S. government obligations during the period.

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general
information of  shareholders  and is not
authorized    for     distribution    to
prospective investors unless preceded or
accompanied by an effective  prospectus.
Nothing   herein   contained  is  to  be
considered   an   offer  of  sale  or  a
solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.